SEGMENT AND RELATED INFORMATION - Total Revenue and Income from Operations by Reporting Segment (Detail) - USD ($) $ in Thousands		3 Months Ended															9 Months Ended		12 Months Ended
		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015		Sep. 30, 2015		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue		$ 1,927,884		$ 2,137,877		$ 2,045,594		$ 2,017,242		$ 2,540,807			$ 2,478,837		$ 2,405,418		$ 2,515,855		$ 8,128,597	$ 9,940,917	$ 10,261,046
Depreciation And Amortization																			122,522	161,135	181,398
Equity Earnings (Loss)																			5,736	(7,665)	(1,374)
Income (Loss) From Continuing Operations																			223,210	(762,934)	703,483
Capital Expenditures																			52,462	78,852	117,624
Asset impairment charges																				1,505,851
Loss on net assets sold and intangible assets impairment		(148,148)	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	(345,371)	[2]		0	[2]	0	[2]	(707,380)	[2]	148,148	1,052,751	0
Assets		7,839,420								9,192,060									7,839,420	9,192,060	9,369,830
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest																			227,064	(763,656)	704,972
Goodwill impairment		655,000								0	[2]	$ 453,100	$ 0	[2]	$ 0	[2]	$ 453,100	[2]	0	453,100	0
Engineering & Construction
Segment Reporting Information [Line Items]
Revenue																			6,206,150	7,827,633	7,707,400
Depreciation And Amortization																			18,602	49,863	63,928
Equity Earnings (Loss)																			7,222	(3,853)	(1,297)
Income (Loss) From Continuing Operations	[3]																		137,049	(892,671)	498,983
Capital Expenditures																			4,476	15,811	46,798
Assets		3,738,303								4,129,531									3,738,303	4,129,531	4,651,080
Goodwill impairment	[4]																			453,100
Fabrication Services
Segment Reporting Information [Line Items]
Revenue																			1,922,447	2,113,284	2,553,646
Depreciation And Amortization																			53,034	54,697	59,138
Equity Earnings (Loss)																			(1,486)	(3,812)	(77)
Income (Loss) From Continuing Operations																			86,161	129,737	230,856
Capital Expenditures																			32,542	42,541	49,479
Assets		2,114,637								2,295,523									2,114,637	2,295,523	1,997,414
Goodwill impairment	[4]																		0	0
Total operating groups
Segment Reporting Information [Line Items]
Income (Loss) From Continuing Operations																			223,210	(762,934)	729,839
Integration related costs
Segment Reporting Information [Line Items]
Income (Loss) From Continuing Operations																			0	0	(26,356)
Engineering and Construction, Fabrication Services, Technology
Segment Reporting Information [Line Items]
Revenue																			8,128,597	9,940,917	10,261,046
Depreciation And Amortization																			71,636	104,560	123,066
Equity Earnings (Loss)																			5,736	(7,665)	(1,374)
Income (Loss) From Continuing Operations																			223,210	(762,934)	703,483
Capital Expenditures																			37,018	58,352	96,277
Assets		5,852,940								6,425,054									5,852,940	6,425,054	6,648,494
Sale of Capital Services | Discontinued Operations, Held-for-sale [Member]
Segment Reporting Information [Line Items]
Assets																					1,644,751
Total assets of discontinued operations		876,876								1,615,622									876,876	1,615,622
Goodwill impairment		655,000
Discontinued Operations, Held-for-sale [Member] | Technology
Segment Reporting Information [Line Items]
Total assets of discontinued operations		$ 1,109,604								$ 1,151,384									$ 1,109,604	$ 1,151,384	$ 1,076,585

[1]	we recorded a non-cash pre-tax charge of approximately $148,100 (approximately $96,300 after-tax) resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.
[2]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).
[3]	As discussed further in Note 4, during 2015 we recorded a non-cash pre-tax charge of approximately $1,505,900 within our Engineering & Construction operating group related to the sale of our Nuclear Operations. In addition, during 2016 we recorded a non-cash pre-tax charge of approximately $148,100 resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.
[4]	At December 31, 2016, we had approximately $453,100 of cumulative impairment losses, which were recorded in our Engineering & Construction operating group during 2015 related to the sale of our Nuclear Operations on December 31, 2015.